Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Earnings (Loss) Per Share

21	EARNINGS PER SHARE

	For the years ended
	December 31, 2024	December 31, 2023
Net earnings	$284.3	$210.0
Weighted average number of common shares outstanding (in thousands)	408,165	395,509
Basic earnings per share	$0.70	$0.53

Dilutive effect of potential common share equivalents (in thousands)	2,381	2,560

Diluted weighted average number of common shares outstanding (in thousands)	410,546	398,069
Diluted earnings per share	$0.69	$0.53
The following table lists the share units that were excluded from the computation of diluted earnings per share. The share units were excluded as the exercise price related to the particular security exceeded the average market price of the Company's common shares of CAD $22.65 for the year ended December 31, 2024 (December 31, 2023 - CAD $16.42), or the inclusion of the share units had an anti-dilutive effect on net earnings.

Share units excluded from calculation of diluted earnings per share for the years ended:
(in thousands)	December 31, 2024	December 31, 2023
Stock options	5	4